Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Federal insured limits		2,800,000		2,800,000		186,100
Accounts receivable reserves		246,678		246,678		2,000	2,000
Capitalized cost, impairments				87,639		87,639
Amortization	$ 7,303	137,131		367,286		43,660
Other Intangible Assets, Net						36,357
Research and development expense		24,432	$ 33,866	92,759	87,843	120,692	110,713
Advertising expense		99,736	196,495	400,655	441,556	734,924	633,102
Share based compensation		23,626	$ 19,681	35,959	$ 20,467	32,918	52,895
Deferred tax assets		350,895		350,895		$ 448,501	$ 744,973
Taxable income limitations description						The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2019, 2020 or 2021. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020
Charitable deduction limit description						the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation. The enactment of the CARES Act did not result in any material adjustments to the income tax provision
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization		101,360		300,774
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization		$ 35,410		$ 66,512